Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Assets and Liabilities Resulting from the Acquisition
As of July 15, 2021, the acquired assets and liabilities resulting from the acquisition included the following items.

in 000' €	Fair Value
Cash and Cash Equivalents	178,090
Other Financial Assets	118,909
Property, Plant and Equipment	1,572
In-process R&D Programs	719,399
Deferred Tax Asset	145,900
Prepaid Expenses and Other Assets	10,971
Accounts Payable and Accruals	-147,791
Tax Liabilities	-33
Deferred Tax Liability	-183,878
Fair Value of Identifiable Net Assets and Liabilities	843,139
Goodwill on Acquisition Date	541,561
Consideration Paid	1,384,700
Cash and Cash Equivalents Acquired	-178,090
Net Cash Outflow	1,206,610

Goodwill acquired	The following amount of goodwill was recognized as a result of the acquisition.

in 000' €
Consideration Paid	1,384,700
Fair Value of Identifiable Net Assets and Liabilities	843,139
Goodwill	541,561

Effects on Goodwill Acquired
The following table shows the effects on goodwill recognized in financial year.

in 000' €
Balance as of January 1, 2021	0
Initial Recognition	541,561
Impairment	(230,715)
Exchange differences	23,108
Balance as of December 31, 2021	333,955